Earnings per Share (Details) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Reconciliation of the diluted weighted average shares
Basic weighted average shares (in shares)	203.0	174.8	174.8	174.8	174.8	174.8	174.8	174.7	174.6	188.0	175.0	174.8	174.7	174.6
Employee stock options (in shares)	4.0		4.0							4.0	4.0	3.9	3.3	1.7
Weighted average shares - diluted	207.0	178.8	178.6	178.5	178.7	178.4	178.1	178.4	178.0	192.0	179.0	178.7	178.2	176.7